Previously Securitized Loans (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) transaction	Dec. 31, 2014 USD ($) transaction	Dec. 31, 2013 USD ($) transaction
Previously Securitized Loans [Abstract]
Number of securitization transactions | transaction	6	6	6
Proceeds from securitization transactions	$ 760,000,000	$ 760,000,000	$ 760,000,000
Fixed rate of junior-lien underlying mortgages	125.00%	125.00%	125.00%
Outstanding balance of securitized loans	$ 3,900,000	$ 4,900,000
Recognized interest income from previously securitized loans	1,800,000	2,200,000	$ 2,500,000
Carrying Value Outstanding on Loans Securitized	$ 0	$ 0